CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock authorized (in shares)	1,000,000	1,000,000	1,000,000
Preferred stock outstanding (in shares)	0	0	0
Preferred stock issued (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 5	$ 5	$ 5
Common stock authorized (in shares)	30,000,000	30,000,000	30,000,000
Common stock outstanding (in shares)	8,749,878	9,012,857	7,678,195
Common stock issued (in shares)	8,749,878	9,012,857	7,678,195